Document And Entity Information	Jul. 02, 2026
Document Information Line Items
Entity Central Index Key	0002140589
Document Type	S-1
Entity Registrant Name	Laris Growth Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false